Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of the Company's Income Tax Expense (Benefit)
The following is a summary of our income tax expense (benefit) for the three and nine months ended September 30, 2023 and 2022:

	For the three months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$116,507	$20,536	$155,044	$292,087
Deferreds	(2,619)	(399)	(1,339,119)	(1,342,137)

Total	$113,888	$20,137	$(1,184,075)	$(1,050,050)

	For the three months ended September 30, 2022
	Federal	State	Canadian	Total
Current	$82,097	$9,666	$134,113	$225,876
Deferreds	(2,619)	(399)	(120,625)	(123,643)

Total	$79,478	$9,267	$13,488	$102,233

	For the nine months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$209,234	$38,124	$373,293	$620,651
Deferreds	(7,858)	(1,197)	(1,518,220)	(1,527,275)

Total	$201,376	$36,927	$(1,144,927)	$(906,624)

	For the nine months ended September 30, 2022
	Federal	State	Canadian	Total
Current	$201,384	$31,690	$280,020	$513,094
Deferreds	(496,457)	(75,651)	(343,228)	(915,336)

Total	$(295,073)	$(43,961)	$(63,208)	$(402,242)

The following is a summary of the Company’s income tax expense (benefit) for the years ended December 31, 2022, 2021, and 2020:

	For the year ended December 31, 2022
	Federal	State	Canadian	Total
Current	$170,874	$27,020	$320,639	$518,533
Deferreds	(499,077)	(76,050)	(498,191)	$(1,073,318)

Total	$(328,203)	$(49,030)	$(177,552)	$(554,785)

	For the year ended December 31, 2021
	Federal	State	Canadian	Total
Current	$182,034	$32,559	$—	$214,593
Deferreds	(1,750,248)	(266,704)	(8,916)	(2,025,868)

Total	$(1,568,214)	$(234,145)	$(8,916)	$(1,811,275)

	For the year ended December 31, 2020
	Federal	State	Canadian	Total
Current	$30,713	$69,760	$—	$100,473
Deferreds	(3,071,502)	(915,804)	(1,939,425)	$(5,926,731)

Total	$(3,040,789)	$(846,044)	$(1,939,425)	$(5,826,258)

Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate
Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2022, 2021, and 2020:

	Year Ended December 31, 2022	Rate
Expected tax at statutory rate	$4,434,080	21.0%
Non-taxable REIT (income) loss	(4,610,750)	-21.8%
State and local income tax expense - net of federal benefit	(38,734)	-0.2%
Foreign income taxed at different rates	47,180	0.2%
Change in valuation allowance	(416,953)	-2.0%
Other	30,392	0.1%

Total income tax expense (benefit)	$(554,785)	-2.6%

	Year Ended December 31, 2021	Rate
Expected tax at statutory rate	$(4,489,427)	21.0%
Non-taxable REIT (income) loss	2,655,349	-12.4%
State and local income tax expense - net of federal benefit	(185,137)	0.9%
Foreign income taxed at different rates	(69,318)	0.3%
Change in valuation allowance	400,146	-1.9%
Other	(122,888)	0.6%

Total income tax expense (benefit)	$(1,811,275)	8.5%

	Year Ended December 31, 2020	Rate
Expected tax at statutory rate	$(11,976,943)	21.0%
Non-taxable REIT (income) loss	8,553,281	-15.0%
State and local income tax expense - net of federal benefit	(788,915)	1.4%
Foreign income taxed at different rates	47,180	-0.1%
Change in valuation allowance	(1,939,425)	3.4%
Other	278,564	-0.5%

Total income tax expense (benefit)	$(5,826,258)	10.2%

Schedule of Deferred Tax Assets and Liabilities
The major sources of temporary differences that give rise to the deferred tax effects are shown below:

	September 30, 2023	December 31, 2022
Deferred tax liabilities:
Intangible contract assets	$(21,129)	$(30,184)
Canadian real estate	(9,569,543)	(10,123,376)

Total deferred tax liability	(9,590,672)	(10,153,560)

Deferred tax assets:
Other	143,173	90,563
Canadian non-capital losses	7,349,482	7,935,309
Total deferred tax assets	7,492,655	8,025,872

Valuation allowance	(2,429,852)	(4,077,932)

Net deferred tax liabilities	$(4,527,869)	$(6,205,620)

The major sources of temporary differences that give rise to the deferred tax effects are shown below:

	December 31, 2022	December 31, 2021
Deferred tax liabilities:
Intangible contract assets	(30,184)	(605,473)
Canadian real estate	(10,123,376)	(10,166,453)

Total deferred tax liability	(10,153,560)	(10,771,926)

Deferred tax assets:
Other	90,563	—
Canadian non-capital losses	7,935,309	6,717,033

Total deferred tax assets	8,025,872	6,717,033

Valuation allowance	(4,077,932)	(3,664,367)

Net deferred tax liabilities	$(6,205,620)	$(7,719,260)